Loans Receivable From Independent Contractors (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable From Independent Contractors [Abstract]
Schedule Of Independent Contractors

	For the Years Ended December 31,
	2012	2011	2010

Revenues	$28,522	$26,711	$22,943
Pretax profits	14,790	13,320	10,695